AXA PREMIER VIP TRUST – MULTIMANAGER CORE BOND PORTFOLIO

SUPPLEMENT DATED NOVEMBER 3, 2011 TO THE SUMMARY PROSPECTUS DATED MAY 1, 2011

This Supplement updates certain information contained in the Summary Prospectus dated May 1, 2011 of the Multimanager Core Bond Portfolio of the AXA Premier VIP Trust (“Trust”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust’s website at www.axa-equitablefunds.com. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information about a portfolio manager addition for the Multimanager Core Bond Portfolio (the “Portfolio”).

*****

The legend on the first page of the Portfolio’s Summary Prospectus is hereby deleted and replaced with the following:

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s current Prospectus, dated May 1, 2011, as supplemented May 1, 2011, July 1, 2011, August 5, 2011, October 1, 2011 and November 3, 2011, and Statement of Additional Information (“SAI”), dated May 1, 2011, as supplemented August 16, 2011, and the Portfolio’s audited financial statements included in its annual report to shareholders dated December 31, 2010, are incorporated by reference into this Summary Prospectus. You can find the Portfolio’s Prospectus and SAI and any supplements thereto and other information about the Portfolio online at www.axa-equitablefunds.com/allportfolios.aspx. You can also get this information at no cost by calling 1-877-222-2144 or by sending an e-mail request to service@axa-equitable.com. This Summary Prospectus is intended for use in connection with a variable contract as defined in Section 817(d) of the Internal Revenue Code (“Contracts”) and certain other eligible investors and is not intended for use by other investors.

*****

Effective October 17, 2011, Bob Miller has been added as a portfolio manager to one of the allocated portions of the Portfolio advised by BlackRock Financial Management, Inc. (“BlackRock”).

*****

The following information replaces in its entirety the information under the section “Who Manages the Portfolio – Sub-adviser: BlackRock Financial Management, Inc. – Portfolio Managers”:

Name	Title	Date Began Managing a Portion of the Portfolio
Matthew Mara	Portfolio Manager and Managing Director	June 2002
Bob Miller	Managing Director	October 2011
Brian Weinstein	Managing Director	July 2010